Related Party Transactions (Details Narrative) (10K) - USD ($)							6 Months Ended	12 Months Ended
	Mar. 16, 2018	Feb. 02, 2018	Feb. 02, 2018	Aug. 15, 2016	May 05, 2016	Feb. 25, 2016	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Loans from related party							$ 52,140	$ 54,753	$ 56,802
Due to related parties							31,329	32,898	35,204
Related party transaction, amount								59,226
Accrued Bonus							63,382	162,744
AUD [Member]
Accrued Bonus							89,954
AUD [Member] | Board of Directors [Member]
Related party transaction, amount								80,046
North Horizon Pty Ltd [Member]
Lease term					5 years
Annual rental payments					$ 27,902
Goods and service tax					2,537
Future minimum payments due							69,755	83,017
North Horizon Pty Ltd [Member] | AUD [Member]
Annual rental payments					39,600
Goods and service tax					3,600
Future minimum payments due							99,000	112,200
Current and Former Director [Member]
Loans from related party							52,140	54,753	56,802
Two Current Directors [Member]
Due to related parties								32,898	35,204
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Future minimum payments due					139,511
Nathanielsz [Member] | North Horizon Pty Ltd [Member] | AUD [Member]
Future minimum payments due					$ 198,000
Sylvia Nathanielsz [Member] | Through January 31, 2018
Compensation								57,675
Mrs. Nathanielsz [Member]
Compensation		$ 88,788	$ 84,552					72,684
Payments for other fees							18,944
Mrs. Nathanielsz [Member] | Board of Directors [Member]
Payments for other fees							91,588
Mrs. Nathanielsz [Member] | AUD [Member] | Board of Directors [Member]
Payments for other fees							$ 130,000
James Nathanielsz [Member]
Related party transaction, amount						$ 3,157
Payments for other fees								41,481	40,562
James Nathanielsz [Member] | Chief Executive Officer [Member]
Payments for other fees								$ 120,000	$ 130,000
Officers' compensation				$ 250,000
James Nathanielsz [Member] | Board of Directors [Member]
Officers' compensation	$ 221,970
James Nathanielsz [Member] | AUD [Member]
Related party transaction, amount						$ 4,481
James Nathanielsz [Member] | AUD [Member] | Board of Directors [Member]
Officers' compensation	$ 300,000